Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	216 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%	13.33%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%	1.46%
RiverNorth Active Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.47%	6.54%	6.69%	7.46%
Performance Inception Date				Dec. 27, 2006
RiverNorth Active Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.97%	3.27%	3.17%	4.71%
RiverNorth Active Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	3.75%	3.93%	5.00%